EQUIPMENT FINANCING OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of lease payments [Table Text Block]

	December 31, 2017	December 31, 2016
Less than one year	$1,758	$6,432
More than one year but not more than five years	437	2,195
Gross payments	2,195	8,627
Less: future finance charges	(86)	(441)
Present value of minimum lease payments	$2,109	$8,186

Current portion	$1,690	$6,078
Non-current portion	419	2,108
	$2,109	$8,186

Disclosure of movement in finance leases [Table Text Block]

	December 31, 2017	December 31, 2016
Balance, beginning of the year	$8,186	$16,952
Additions	—	1,475
Finance costs	326	845
Repayments of principal	(6,083)	(10,239)
Repayments of finance costs	(320)	(847)
Balance, end of the year	$2,109	$8,186

Disclosure of equipment financing obligations [Table Text Block]

Balance at December 31, 2016	$—
Net proceeds from equipment financing	7,894
Interest and accretion expense	233
Repayments of principal	(698)
Repayments of finance costs	(233)
Balance at December 31, 2017	$7,196

Current portion	$2,464
Non-current portion	4,732
$7,196